Expense Example {- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-13 - Fidelity® Total Market Index Fund - Fidelity Total Market Index Fund	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 2
3 years	5
5 years	8
10 years	$ 19